ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of Assets Classified as Held for Sale

	As of December 31,
	2025	2024
	US$’000	US$’000
Non-current assets held for sale
Property, Plant and Equipment	333	333
Investment property	69	69
Right of use assets	357	357
Exchange differences	23	(12)
	782	747